Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2014	Apr. 01, 2013	Apr. 01, 2012	Apr. 01, 2011	Apr. 01, 2015
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision		$ 8.9	$ 9.0
U.S. Federal tax loss carryforwards	431.6
State and local tax loss carryforwards	204.5
Foreign tax loss carryforwards	247.2
Total tax loss carryforwards	883.3	888.8
Tax credit carryforwards	333.5
Cumulative undistributed earnings of foreign subsidiaries	1,279.7
Cash paid, net of refunds	73.9	63.8	39.9
Penalties and interest accrued related to income tax liabilities	1.6	2.1
Utilization of tax attributes, annual limitation	70.6
Change in deferred tax assets and related valuation allowance	389.6
United Kingdom
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision		11.4	9.2
Corporate tax rate				21.00%	23.00%	24.00%	26.00%
Tax audit for the years	2010
2015
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	11.1
Tax credit carryforwards, set to expire	7.5
2016
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	8.7
Tax credit carryforwards, set to expire	10.5
2017
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	11.9
Tax credit carryforwards, set to expire	48.2
2018
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	24.6
Tax credit carryforwards, set to expire	20.8
2019
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	8.4
Tax credit carryforwards, set to expire	20.6
Thereafter
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire	818.6
Tax credit carryforwards, set to expire	$ 225.9
India
Tax Credit Carryforward [Line Items]
Tax audit for the years	2006
Brazil
Tax Credit Carryforward [Line Items]
Tax audit for the years	2009
Scenario, Forecast | United Kingdom
Tax Credit Carryforward [Line Items]
Corporate tax rate								20.00%
Minimum
Tax Credit Carryforward [Line Items]
Expected change in ownership percentage	50.00%